Summary of Significant Accounting Policies (Summary of Changes in Product Warranty Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
General [Abstract]
Balance	$ 30
Accrual for warranties issued during the year	70
Warranty costs incurred (actual warranty claims)
Balance	$ 100	$ 30